Consolidated Balance Sheets - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Property, plant and equipment	R$ 24,768.4	R$ 22,576.3
Goodwill	40,023.5	35,009.9
Intangible	7,580.6	6,306.4
Investments in joint ventures	337.4	303.4
Investment securities	213.9	163.6
Deferred tax assets	4,560.8	2,950.1
Employee benefits	33.6	56.2
Derivative financial instruments	3.4	1.2
Income tax and social contributions recoverable	4,495.0	4,331.9
Recoverable taxes	5,695.8	671.1
Other assets	2,141.6	1,751.7
Non-current assets	89,854.0	74,121.8
Investment securities	1,700.0	14.6
Inventories	7,605.9	5,978.6
Trade receivable	4,303.1	4,495.5
Derivative financial instruments	505.9	172.1
Income tax and social contributions recoverable	1,759.2	1,831.4
Recoverable taxes	1,527.9	2,242.7
Other assets	850.0	985.5
Cash and cash equivalents	17,090.3	11,900.7
Current assets	35,342.3	27,621.1
Total assets	125,196.3	101,742.9
Issued capital	57,899.1	57,866.8
Reserves	80,905.6	75,685.7
Carrying value adjustments	(64,989.0)	(72,274.5)
Equity attributable to the equity holders of Ambev	73,815.7	61,278.0
Non-controlling interests	1,335.5	1,278.0
Total equity	75,151.2	62,556.0
Interest-bearing loans and borrowings	2,053.5	2,409.7
Employee benefits	3,544.0	2,704.5
Derivative financial instruments		0.1
Deferred tax assets	3,043.4	2,371.1
Income tax and social contribution payable	1,912.6	2,219.5
Taxes and contributions payable	684.3	645.2
Trade payables	655.8	309.5
Provisions	447.1	371.0
Put option granted on subsidiaries and other liabilities	4,226.6	3,145.3
Non-current liabilities	16,567.3	14,175.9
Interest-bearing loans and borrowings	2,738.8	653.1
Wages and salaries	925.5	833.0
Dividends and interest on shareholders’ equity payable	2,454.7	956.6
Derivative financial instruments	329.8	355.3
Income tax and social contribution payable	1,167.3	1,394.2
Taxes and contributions payable	4,549.5	4,108.5
Trade payables	19,339.2	15,069.6
Provisions	124.9	110.0
Other liabilities	1,848.1	1,530.7
Current liabilities	33,477.8	25,011.0
Total liabilities	50,045.1	39,186.9
Total equity and liabilities	R$ 125,196.3	R$ 101,742.9